Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 3,558	₨ 2,898
Recognized in income statement	8,171	1,132
Recognized in equity	210	(472)
Balance, at the end	11,939	3,558
Inventory [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	3,285	1,790
Recognized in income statement	(69)	1,495
Recognized in equity	0	0
Balance, at the end	3,216	3,285
Minimum Alternate Tax [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,630	1,630
Recognized in income statement	4,616	0
Balance, at the end	6,246	1,630
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	316	278
Recognized in income statement	53	38
Balance, at the end	369	316
Operating and other tax loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	297	112
Recognized in income statement	3,102	185
Balance, at the end	3,399	297
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,315	1,291
Recognized in income statement	133	24
Balance, at the end	1,448	1,315
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(2,665)	(2,263)
Recognized in income statement	304	(402)
Balance, at the end	(2,361)	(2,665)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(662)	(569)
Recognized in income statement	185	(93)
Balance, at the end	(477)	(662)
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	42	629
Recognized in income statement	(153)	(115)
Recognized in equity	210	(472)
Balance, at the end	₨ 99	₨ 42